Share-Based Compensation - Summary of restricted shares activities (Details) - Amended 2015 Plan - Restricted shares - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Number of restricted shares
Outstanding at beginning of period (in shares)	14,337,880
Granted (in shares)	39,821,200	14,556,320
Forfeited (in shares)	(2,409,120)	(218,440)
Exercised (in shares)	(4,341,329)
Outstanding at end of period (in shares)	47,408,631	14,337,880
Vested and expected to vest at the end of the period (in shares)	47,408,631
Weighted average grant date fair value
Outstanding (in dollars per share)	$ 0.07	$ 0.21
Granted (in dollars per share)	0.20	0.21
Forfeited (in dollars per share)	0.54	$ 0.21
Exercised (in dollars per share)	$ 1.42
Vested and expected to vest at the end of the period (in dollars per share)	0.07
Aggregate intrinsic value
Outstanding at end of period	$ 5,025	$ 2,737
Vested and expected to vest at end of period	$ 5,025
Weighted average remaining contractual
Outstanding at the end of the period	3 days	2 years 9 months 18 days
Vested and expected to vest at the end of the period	3 days